Note 7 - Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 94-2156203 002 [Member]
Notes Tables
EBP, Reconciliation of Financial Statement to Form 5500 [Table Text Block]
	2025	2024

Net assets available for benefits per the financial statements	$66,475,201	$64,076,183

Deemed distributions of participant loans	(19,076)	(19,076)

Net assets per Form 5500	$66,456,125	$64,057,107
	2025	2024

Increase in net assets available for benefits per the financial statements	$2,399,018	$2,692,507
Change in deemed distributions of participant loans	-	1,953

Net income per Form 5500	$2,399,018	$2,694,460